Related Parties - Disclosure of Directors and Prescribed Officers Who Own Shares in Harmony (Details) - shares	Jun. 30, 2026	Jun. 30, 2025
Directors | Beyers Nel
Disclosure of transactions between related parties [line items]
Number of shares held	146,502	111,869
Directors | Boipelo Lekubo
Disclosure of transactions between related parties [line items]
Number of shares held	127,152	86,985
Directors | Harry 'Mashego' Mashego
Disclosure of transactions between related parties [line items]
Number of shares held	95,936	85,164
Prescribed officers | Anton Buthelezi, Prescribed Officer
Disclosure of transactions between related parties [line items]
Number of shares held	48,700	27,934
Prescribed officers | Marian van der Walt, Prescribed Officer
Disclosure of transactions between related parties [line items]
Number of shares held	93,626	68,107
Prescribed officers | Johannes Van Heerden, Prescribed Officer
Disclosure of transactions between related parties [line items]
Number of shares held	114,017	112,436
Prescribed officers | Urishanie Govender, Prescribed Officer
Disclosure of transactions between related parties [line items]
Number of shares held	0	0
Prescribed officers | Floyd Masemula, Prescribed Officer
Disclosure of transactions between related parties [line items]
Number of shares held	0	0
Prescribed officers | Jaco Boshoff, Prescribed Officer
Disclosure of transactions between related parties [line items]
Number of shares held	0	0